Loans and Financing (Details) - Schedule of Loans and Financing - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Foreign currency
Financing expenses, Current		$ 1,577,047	$ 891,570
Financing expenses, Non-current		16,123,101	19,107,567
Foreign currency [Member]
Foreign currency
Financing expenses, Current		919,769	92,676
Financing expenses, Non-current		449,968	217,825
Local currency [Member]
Foreign currency
Financing expenses, Current		657,278	798,894
Financing expenses, Non-current		$ 15,673,133	18,889,742
ACC – Advances on exchange contracts [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.40%
Currency		USD
Indexer
Payment terms/non- current debt		2024
Financing expenses, Current		$ 416,772	52,158
Financing expenses, Non-current		$ 51,056
Prepayment [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		7.38%
Currency		USD
Indexer		SOFR
Payment terms/non- current debt		2024 – 27
Financing expenses, Current		$ 397,508	5,531
Financing expenses, Non-current		$ 378,479	174,346
Prepayment [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		8.22%
Currency		GBP and USD
Indexer		BoE, SOFR
Payment terms/non- current debt		2024 – 25
Financing expenses, Current		$ 9,543	54,906
Financing expenses, Non-current			60,000
FINIMP – Import Financing [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		6.48%
Currency		USD and EUR
Indexer		Euribor
Payment terms/non- current debt		2024 – 25
Financing expenses, Current		$ 100,641	31,291
Financing expenses, Non-current		$ 3,041	647
White Stripe credit facility [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.45%
Currency		USD and CAD
Indexer
Payment terms/non- current debt
Financing expenses, Current		$ 3,020	2,892
Financing expenses, Non-current
Working capital – Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.97%
Currency		USD
Indexer		SOFR
Payment terms/non- current debt		2024 – 30
Financing expenses, Current		$ 1,735	362
Financing expenses, Non-current		$ 2,841	2,553
CRA – Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		4.92%
Currency		USD
Indexer
Payment terms/non- current debt		2028
Financing expenses, Current		$ 93	442
Financing expenses, Non-current		$ 12,757	38,464
Scott credit facilities [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		2.20%
Currency		USD
Indexer
Payment terms/non- current debt		2025
Financing expenses, Current
Financing expenses, Non-current		$ 1,794	1,815
FINAME [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	5.98%
Currency	[1]	BRL
Indexer	[1]
Payment terms/non- current debt	[1]	2024 – 25
Financing expenses, Current	[1]	$ 885	478
Financing expenses, Non-current	[1]	$ 441	6
FINEP [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[2]
Currency	[2]	BRL
Indexer	[2]
Financing expenses, Current	[2]	$ 890
Financing expenses, Non-current	[2]	$ 1,395
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		2.50%
Currency		USD
Indexer
Payment terms/non- current debt		2027
Financing expenses, Current		$ 11,181	11,542
Financing expenses, Non-current		$ 982,084	986,220
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.13%
Currency		USD
Indexer
Payment terms/non- current debt		2028
Financing expenses, Current		$ 23,703	19,219
Financing expenses, Non-current		$ 883,767	886,398
Notes 6.50% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.50%
Currency		USD
Indexer
Payment terms/non- current debt		2029
Financing expenses, Current		$ 1,000	1,084
Financing expenses, Non-current		$ 77,869	77,885
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.00%
Currency		USD
Indexer
Payment terms/non- current debt		2029
Financing expenses, Current		$ 7,200	7,458
Financing expenses, Non-current		$ 583,499	586,210
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.50%
Currency		USD
Indexer
Payment terms/non- current debt		2030
Financing expenses, Current		$ 30,747	31,910
Financing expenses, Non-current		$ 1,238,251	1,239,931
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.75%
Currency		USD
Indexer
Payment terms/non- current debt		2031
Financing expenses, Current		$ 1,302	1,563
Financing expenses, Non-current		$ 494,748	495,338
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.00%
Currency		USD
Indexer
Payment terms/non- current debt		2032
Financing expenses, Current		$ 3,417	3,833
Financing expenses, Non-current		$ 977,988	980,341
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.63%
Currency		USD
Indexer
Payment terms/non- current debt		2032
Financing expenses, Current		$ 16,212	16,729
Financing expenses, Non-current		$ 982,586	984,472
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.75%
Currency		USD
Indexer
Payment terms/non- current debt		2033
Financing expenses, Current		$ 60,575	29,469
Financing expenses, Non-current		$ 1,997,613	2,001,095
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.75%
Currency		USD
Indexer
Payment terms/non- current debt		2034
Financing expenses, Current			30,900
Financing expenses, Non-current			1,576,065
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.38%
Currency		USD
Indexer
Payment terms/non- current debt		2052
Financing expenses, Current		$ 15,750	16,309
Financing expenses, Non-current		$ 886,786	887,237
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.50%
Currency		USD
Indexer
Payment terms/non- current debt		2052
Financing expenses, Current		$ 6,997	8,396
Financing expenses, Non-current		$ 1,526,735	1,527,284
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		7.25%
Currency		USD
Indexer
Payment terms/non- current debt		2053
Financing expenses, Current			18,669
Financing expenses, Non-current			883,214
Notes 5.88% PPC 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.88%
Currency		USD
Indexer
Payment terms/non- current debt		2027
Financing expenses, Current		$ 11,930
Financing expenses, Non-current		$ 842,009
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.25%
Currency		USD
Indexer
Payment terms/non- current debt		2031
Financing expenses, Current		$ 8,382	8,972
Financing expenses, Non-current		$ 982,248	984,404
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.50%
Currency		USD
Indexer
Payment terms/non- current debt		2032
Financing expenses, Current		$ 10,063	10,500
Financing expenses, Non-current		$ 890,113	891,184
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.25%
Currency		USD
Indexer
Payment terms/non- current debt		2033
Financing expenses, Current			43,924
Financing expenses, Non-current			984,018
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.88%
Currency		USD
Indexer
Payment terms/non- current debt		2034
Financing expenses, Current			7,639
Financing expenses, Non-current			484,577
PPC Credit Line - Term loan [Member] | Local currency [Member]
Foreign currency
Average annual interest rate
Currency
Indexer
Payment terms/non- current debt
Financing expenses, Current		$ 26,728
Financing expenses, Non-current		$ 452,188
Working capital - Reais [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		17.45%
Currency		BRL
Indexer		TJLP
Payment terms/non- current debt		2024 – 28
Financing expenses, Current		$ 16,415	5,081
Financing expenses, Non-current		$ 647	16,331
Working capital – Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.10%
Currency		EUR
Indexer		Euribor
Payment terms/non- current debt		2024 – 28
Financing expenses, Current		$ 11,665	17,249
Financing expenses, Non-current		$ 1,903	10,186
Export credit note [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		14.20%
Currency		BRL
Indexer		CDI
Payment terms/non- current debt		2024 – 30
Financing expenses, Current		$ 145,116	2,913
Financing expenses, Non-current		$ 294,891	214,735
CDC - Direct Consumer Credit [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		15.97%
Currency		BRL
Indexer
Payment terms/non- current debt		2024 – 28
Financing expenses, Current		$ 7,723	21,296
Financing expenses, Non-current		$ 90	9,020
Livestock financing - Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		10.73%
Currency		BRL
Indexer
Payment terms/non- current debt		2024
Financing expenses, Current		$ 35,460	242,928
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificate [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		10.38%
Currency		BRL
Indexer		CDI and IPCA
Payment terms/non- current debt		2024 – 37
Financing expenses, Current		$ 163,492	149,060
Financing expenses, Non-current		$ 1,460,108	2,013,297
Credit line - Scott [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		7.69%
Currency		USD and EUR
Indexer
Payment terms/non- current debt		2050
Financing expenses, Current		$ 13,448	20,087
Financing expenses, Non-current		$ 40	529
Credit line - Beardstown Pace [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.65%
Currency		USD
Indexer
Payment terms/non- current debt		2050
Financing expenses, Current		$ 7,425	6,689
Financing expenses, Non-current		$ 62,969	64,700
JBS Australia Confinement Agreement [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		2.76%
Currency		AUD
Indexer
Payment terms/non- current debt		2028
Financing expenses, Current		$ 258	993
Financing expenses, Non-current		$ 33,592	34,053
Others [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.68%
Currency		Several
Indexer		Several
Payment terms/non- current debt		2031
Financing expenses, Current		$ 9,771	9,098
Financing expenses, Non-current		$ 18,573	$ 11,012

[1]	FINAME — Government Agency for Machinery and Equipment Financing
[2]	FINEP — Research and projects financing